Redeemable Convertible Preferred Stock Warrant Liabilities - Schedule of redeemable convertible preferred stock warrant liabilities (Details) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Redeemable Convertible Preferred Stock Warrant Liabilities [Line Items]
Shares Underlying Warrants	1,969,000	1,969
Series A Redeemable Convertible Preferred Stock [Member] | August 2028 [Member]
Redeemable Convertible Preferred Stock Warrant Liabilities [Line Items]
Shares Underlying Warrants	486,000	486
Exercise Price Per Share	$ 0.001	$ 0.001
Series A Redeemable Convertible Preferred Stock [Member] | December 2028 [Member]
Redeemable Convertible Preferred Stock Warrant Liabilities [Line Items]
Shares Underlying Warrants	303,000	303
Exercise Price Per Share	$ 1.482	$ 1.482
Series A Redeemable Convertible Preferred Stock [Member] | June 2031 [Member]
Redeemable Convertible Preferred Stock Warrant Liabilities [Line Items]
Shares Underlying Warrants	540,000	540
Exercise Price Per Share	$ 1.482	$ 1.482
Series B2 Redeemable Convertible Preferred Stock [Member] | September2032 [Member]
Redeemable Convertible Preferred Stock Warrant Liabilities [Line Items]
Shares Underlying Warrants	640,000	640
Exercise Price Per Share	$ 2.344	$ 2.344